Discontinued operations	12 Months Ended
Dec. 31, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operation	Discontinued operation
In 2023, the Group discontinued its 2019 novel coronavirus (“COVID-19”) related diagnostic services globally and other DNA testing operations in the EMEA region. This strategic decision was influenced by the World Health Organization's latest pronouncements and the diminishing demand for COVID-19 diagnostic services. This reduced demand was primarily attributable to the relaxation of testing mandates for international travelers and local citizens worldwide. Consequently, this shift in circumstances led to a noticeable decline in the number of testing centers operating in Hong Kong and the United Kingdom for testing samples from the EMEA region. The decision to discontinue operations in the EMEA region was a strategic move to streamline operations and consolidate resources to better address the evolving needs of the market.
Results of discontinued operation

	2024	2023	2022
Revenue	$97	$13,462	$262,597
Direct costs	(39)	(7,357)	(134,661)
Gross profit	58	6,105	127,936
Other income and other net gains/(losses)	46	290	(25)
Selling and distribution expenses	—	(632)	(8,563)
Research and development expenses	—	(1,189)	(9,530)
Restructuring costs	—	—	(30,379)
Administrative and other operating expenses	(82)	(12,946)	(36,722)
Profit/(loss) from operating activities	22	(8,372)	42,717
Other finance costs	—	(122)	(203)
Profit/(loss) from discontinued operation before taxation	22	(8,494)	42,514
Income tax credit/(expense)	—	117	(7,392)
Profit/(loss) from discontinued operation, net of tax	$22	$(8,377)	$35,122

Earnings/(loss) per share
Basic	—	(0.74)	6.93
Diluted	—	(0.74)	6.93
The profit from discontinued operation of $22, loss from discontinued operation of $8,377, and profit from discontinued operation of $35,122 was attributable entirely to the equity shareholders of the Company for years ended December 31, 2024, 2023 and 2022, respectively. The total comprehensive expense from continuing operations of $46,807, $52,735, and $230,419 was attributable entirely to the equity shareholders of the Company for years ended December 31, 2024, 2023 and 2022, respectively.
(a)Revenue
Disaggregation of revenue

	2024	2023	2022
External revenue by product line
Prevention and Diagnostics - discontinued operation	$97	$13,462	$262,597

	2024	2023	2022
External revenue by timing of revenue
Goods transferred at a point in time	$—	$1,415	$29,427
Services transferred at a point in time	97	12,047	233,170
	$97	$13,462	$262,597
Geographical information

	2024	2023	2022
Hong Kong	$97	$12,916	$197,770
United Kingdom	—	546	64,827
	$97	$13,462	$262,597
(b)Other income and other net gains/(losses)

	2024	2023	2022
Bank interest income	$—	$19	$—
Net foreign exchange gains/(losses)	1	(25)	(26)
Sundry income	45	296	1
	$46	$290	$(25)
(c)Other finance costs

	2024	2023	2022
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$—	$122	$203
(d)Staff costs

	2024	2023	2022
Salaries, wages and other benefits	$—	$9,122	$88,586
Contributions to defined contribution retirement plan	—	—	493
Equity-settled share-based payment expenses	—	—	5,425
	$—	$9,122	$94,504
Represented by:
Direct costs	$—	$2,058	$63,364
Selling and distribution expenses	—	—	188
Research and development expenses	—	—	7,767
Administrative and other operating expenses	—	7,064	23,185
Total staff costs	$—	$9,122	$94,504
(e)Restructuring costs

	2024	2023	2022
Impairment of intangible assets (note 14)	$—	$—	$19,110
Impairment of goodwill (note 12)	—	—	3,272
Impairment losses on property, plant and equipment (note 13)	—	—	4,448
Write-off of prepayment	—	—	3,549
	$—	$—	$30,379
(f)Other items

	2024	2023	2022
Cost of inventories (note 17)	$38	$2,761	$50,312
Depreciation of (note 13)
- property, plant and equipment	—	98	2,831
- right-of-use assets	—	1,025	1,137
Amortization of intangible assets (note 14)	—	—	1,498
Write-off on property, plant and equipment	—	—	268
Auditor’s remuneration	—	77	121
Freight and delivery charges	—	381	7,102
Total depreciation and amortization charges represented by:
Direct costs	$—	$—	$1,390
Research and development expenses	—	405	209
Administrative and other operating expenses	—	718	3,867
Total depreciation and amortization charges	$—	$1,123	$5,466
Cash flows from/(used in) discontinued operation

	2024	2023	2022
Net cash from/(used in) operating activities	$80	$(901)	$88,325
Net cash from/(used in) investing activities	—	119	(4,676)
Net cash used in financing activities	—	(1,184)	(343)
Net cash inflows/(outflows) for the year	$80	$(1,966)	$83,306